Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2017
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Contingent Liabilities and Commitments
15.	Contingent Liabilities and Commitments

(a)	Legal Proceedings

Delaware Display Group LLC and Innovative Display Technologies LLC (“DDG” and “IDT”)

In December 2013, Delaware Display Group LLC and Innovative Display Technologies LLC filed a patent infringement case (“First Case”) against the Controlling Company and LG Display America, Inc. in the United States District Court for the District of Delaware and “DDG” and “IDT” filed a new patent infringement case against the Controlling Company and LG Display America, Inc. over the three patents that were dismissed without prejudice from the First Case in December 2015. Additionally, in August 2016, Innovative Display Technologies LLC filed a new patent infringement case against the Controlling Company and LG Display America, Inc. in the United States District Court for the Eastern District of Texas with respect to two new patents. In March 2017, the parties reached settlements in principle through mediation. In April 2017, the parties filed a stipulation of dismissal and amicably settled all claims asserted in the above-mentioned patent litigations.

Surpass Tech Innovation LLC

In March 2014, Surpass Tech Innovation LLC filed a complaint in the United States District Court for the District of Delaware against the Controlling Company and LG Display America, Inc. for alleged patent infringement. In April 2017, the case was terminated pursuant to a stipulation of dismissal filed by Surpass Tech Innovation LLC.

Anti-trust litigations

Argos Limited and affiliated companies (“Argos”) filed a Notice of Claim against the Controlling Company and LG Display Taiwan Co., Ltd. in the High Court of Justice in London alleging infringement of Treaty on the Functioning of the European Union and Agreement on the European Economic Area. Prior to Argos’ filing of Particulars of Claim and service, the Controlling Company and LG Display Taiwan Co., Ltd. reached a settlement in principle with Argos in December 2017. The parties expect to execute a settlement agreement in early 2018.

Others

The Group is defending against various claims in addition to pending proceedings described above. The Group does not have a present obligation for these matters and has not recognized any provision at December 31, 2017.

(b)	Commitments

Factoring and securitization of accounts receivable

The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD 1,743 million (~~W~~1,867,964 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2017, no short-term borrowings were outstanding in connection with these agreements. In connection with all of the contracts mentioned above, the Controlling Company has sold its accounts receivable with recourse.

The Controlling Company and oversea subsidiaries entered into agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables sales and the amount of sold accounts receivables before maturity by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Maximum			Not yet due
		Contractual amount		KRW equivalent	Contractual amount	KRW equivalent
Controlling Company	Shinhan Bank	KRW	90,000	90,000	—	—
	Sumitomo Mitsui Banking Corporation	USD	20	21,428	—	—
	Bank of Tokyo-Mitsubishi UFJ	USD	70	74,998	—	—
	BNP Paribas	USD	150	160,710	—	—

		USD	240		—	—
		KRW	90,000	347,136	—	—

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	321,420	—	—

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	82	87,855	—	—
	Hongkong & Shanghai Banking Corp.	USD	60	64,284	—	—
	Taishin International Bank	USD	280	299,992	—	—

LG Display Germany GmbH	Citibank	USD	160	171,424	—	—
	BNP Paribas	USD	75	80,355	—	—

LG Display America, Inc.	Hongkong & Shanghai Banking Corp.	USD	400	428,560	—	—
	Standard Chartered Bank	USD	400	428,560	—	—
	Sumitomo Mitsui Banking Corporation	USD	250	267,850	—	—

LG Display Japan Co., Ltd.	Sumitomo Mitsui Banking Corporation	USD	90	96,426	—	—

LG Display Guangzhou Trading Co., Ltd.	Industrial and Commercial Bank of China	USD	64	68,570	—	—

		USD	2,161	2,315,296	—	—

		USD	2,401	2,662,432	—	—
		KRW	90,000		—

In connection with all of the contracts in the above table, the Controlling Company has sold its accounts receivable without recourse.

Letters of credit

As of December 31, 2017, the Controlling Company has agreements in relation to the opening of letters of credit up to USD 30 million (~~W~~32,142 million) with KEB Hana Bank, USD 80 million (~~W~~85,712 million) with Bank of China and USD 50 million (~~W~~53,570 million) with Sumitomo Mitsui Banking Corporation.

Payment guarantees

The Controlling Company obtained payment guarantees amounting to USD 900 million (~~W~~964,260 million) from KEB Hana Bank and others for advance received related to the long-term supply agreements and USD 8.5 million (~~W~~9,107 million) from Shinhan Bank for value added tax payments in Poland.

LG Display (China) Co., Ltd. and other subsidiaries are provided with payment guarantees from the Bank of China and other various banks amounting to CNY 3,550 million (~~W~~580,958 million), JPY 700 million (~~W~~6,644 million), USD 0.5 million (~~W~~536 million), EUR 2.5 million (~~W~~3,198 million), PLN 0.2 million (~~W~~61 million) and VND 40,992 million (~~W~~1,935 million), respectively, for their local tax payments and utility payments.

Credit facility

LG Display Vietnam Co., Ltd. and other subsidiary have entered into long-term credit facility agreements of up to USD 550 million (~~W~~589,270 million) with Sumitomo Mitsui Banking Corporation and other various banks and borrowings as of December 31, 2017 amount to USD 495 million (~~W~~530,343 million).

License agreements

As of December 31, 2017, in relation to its LCD business, the Group has technical license agreements with Hitachi Display, Ltd. and others and has a trademark license agreement with LG Corp.

Long-term supply agreement

As of December 31, 2017, in connection with long-term supply agreements with customers, the Controlling Company recognized USD 900 million (~~W~~964,260 million) in advances received. The advances received will be offset against outstanding accounts receivable balances after a given period of time, as well as those arising from the supply of products thereafter. The Controlling Company received payment guarantees amounting to USD 900 million (~~W~~964,260 million) from KEB Hana Bank and other various banks relating to advance received.

Pledged Assets

Regarding the secured bank borrowing amounting to USD 300 million (~~W~~320,797 million) and CNY 1,964 million (~~W~~321,376 million) from China Construction Bank, as of December 31, 2017, the Group provided its property, plant and equipment and others with carrying amount of ~~W~~303,324 million as pledged assets.